CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2016
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 1.00
Share Capital, shares authorized	200,000,000	150,000,000	125,000,000
Share Capital, shares issued	119,373,064	110,930,873	93,504,575
Share Capital, shares outstanding	119,373,064	110,930,873